RELATED PARTY TRANSACTIONS (Details) - IDR (Rp) Rp in Billions	Jan. 01, 1995	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Guarantees provided or received for any related party receivables or payables		Rp 0	Rp 0
Decrease in impairment loss from trade receivables		Rp 91	Rp 33	Rp 152
Collections made by the Company (as a percent)	1.00%